Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from Operating Activities
Net loss attributable to Vinco Ventures, Inc.	$ (5,752,718)	$ (12,919,069)
Net loss attributable to noncontrolling interests	(554,382)	(1,269,274)
Net loss	(6,307,100)	(14,188,343)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,353,822	1,284,251
Amortization of debt issuance costs	2,357,879	944,437
Stock-based compensation	3,241,554	2,299,915
Change in fair value of earnout		(520,000)
Change in fair value of short-term investment	22,000
Impairment of goodwill		4,443,000
Deferred tax liability		(341)
Amortization of right of use asset	579,066	295,106
Reserve for bad debts	145,690
Reserve for obsolescence	166,560
Gain on divestiture of Cloud B	(4,911,761)
Changes in assets and liabilities:
Accounts receivable	(444,687)	(73,437)
Inventory	(97,873)	(397,673)
Prepaid expenses and other current assets	7,276	(720,240)
Accounts payable	2,055,055	1,356,873
Accrued expenses and other current liabilities	155,815	511,842
Operating lease liabilities	(598,937)	(272,779)
Due to/from related party	15,200	395,300
Net cash provided by (used in) operating activities from continuing operations	(2,260,441)	(4,641,748)
Net cash provided by (used in) operating activities in discontinued operations	(178,485)	(394,707)
Total Net cash provided by (used in) operating activities	(2,438,926)	(5,036,455)
Cash Flows from Investing Activities
Purchases of property and equipment	(276,478)	(151,502)
Acquisitions, net of cash	180,489
Purchase of licensing agreement	(1,552,500)
Net cash used in investing activities from continuing operations	(1,648,489)	(151,502)
Net cash used in investing activities from discontinued operations		(8,436)
Total Net cash used in investing activities	(1,648,489)	(159,938)
Cash Flows from Financing Activities
Net borrowings under line of credit	1,028,385
Borrowings under convertible notes payable	2,067,123	1,111,111
Borrowings under notes payable	1,944,479	2,482,500
Borrowings under notes payable - related parties	250,000
Repayments under line of credit		(90,382)
Repayments under notes payable	(1,042,946)	(1,231,744)
Repayments under notes payable - related parties	(119,509)	(182,170)
Fees paid for financing costs	(157,055)	(581,496)
Net proceeds from issuance of common stock - net of offering costs of $310,697		2,048,562
Net proceeds from exercise of warrants	250,000
Distributions	(296,425)
Net cash provided by financing activities from continuing operations	3,924,052	3,556,381
Net cash provided by financing activities from discontinued operations
Total Net cash provided by financing activities	3,924,052	3,556,381
Net increase (decrease) in cash and cash equivalents from continuing operations	15,122	(1,236,869)
Net increase (decrease) in cash and cash equivalents from discontinued operations	(178,485)	(403,143)
Cash and cash equivalents - beginning of year	412,719	2,052,731
Cash and cash equivalents - end of year	249,356	412,719
Cash paid during the period for:
Interest	218,038	260,444
Income taxes		235,275
Supplemental Non-Cash Investing and Financing Activity
Shares issued to note holders	1,409,396
Shares issued for the asset acquisition of Uber Mom		98,613
Shares issued for the acquisition of TBD Safety, LLC	4,968,250
Shares issued for the divestiture of Cloud B, Inc.	405,000
Conversions under notes payable	1,524,000
Issuance of warrants to note holders	852,277
Change in fair value of earnout	200,000	(520,000)
Distribution for issuance of shares to noncontrolling interest members of Global Clean Solutions, LLC	699,000
Right of use assets		943,997
Operating lease liabilities		$ 943,997